Submission	Mar. 03, 2025	Feb. 03, 2025
Submission [Line Items]
Central Index Key		0000009631
Registrant Name	BANK OF NOVA SCOTIA
Registration File Number	333-282565
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES